Alternative Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
1024100617	DTI	15.79%	15.77%	Audit Value: 15.77% 1008 DTI 15.79% Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.
1024100618	DTI	48.44%	35.15%	Audit Value: 35.15% 1008 DTI 50.22% Audit monthly debt figures are based on the most recent credit report in the loan file.
1024100618	FICO	737	745	Audit reflects loan qualifying FICO
1024100621	FICO	725	727	Audit reflects loan qualifying FICO
1024100625	DTI	37.80%	38.53%	Audit Value: 38.53% 1008 DTI 37.80% Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.
1024100626	DTI	37.41%	46.15%	Audit Value: 46.15% 1008 DTI 37.41% Audit monthly debt figures are based on the most recent credit report in the loan file.
1024100622	CLTV	63.09%	63.08%	Rounding
1024100622	LTV	63.09%	63.08%	Rounding